CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Interest and dividend income:
Loans, including fees		¥ 719,443	¥ 655,981
Investments:
Interest		52,249	64,780
Dividends		36,109	43,936
Trading account assets		108,881	113,687
Call loans and funds sold		2,963	2,121
Receivables under resale agreements and securities borrowing transactions		150,728	106,246
Deposits in other banks		56,981	55,039
Total interest and dividend income		1,127,354	1,041,790
Interest expense:
Deposits		335,290	270,721
Trading account liabilities		28,794	24,251
Call money and funds purchased		4,771	4,914
Payables under repurchase agreements and securities lending transactions		197,410	166,042
Other short-term borrowings		15,855	14,531
Long-term debt		98,502	106,608
Total interest expense		680,622	587,067
Net interest income		446,732	454,723
Provision (credit) for loan losses (Note 5)		13,773	(13,280)
Net interest income after provision (credit) for loan losses		432,959	468,003
Noninterest income (Note 16):
Fee and commission income		403,992	413,727
Foreign exchange gains (losses)—net	[1]	27,923	44,718
Trading account gains (losses)—net	[2]	395,405	64,956
Investment gains (losses)—net:
Debt securities	[1]	31,092	2,485
Equity securities	[1]	(126,648)	306,788
Equity in earnings (losses) of equity method investees—net	[1]	22,066	22,627
Gains on disposal of premises and equipment	[1]	1,693	4,305
Other noninterest income	[2]	34,839	48,950
Total noninterest income		790,362	908,556
Noninterest expenses:
Salaries and employee benefits		334,041	342,686
General and administrative expenses		314,840	359,358
Occupancy expenses		103,693	93,921
Fee and commission expenses		101,175	98,779
Provision (credit) for losses on off-balance-sheet instruments		(8,248)	(9,877)
Other noninterest expenses		67,364	74,042
Total noninterest expenses		912,865	958,909
Income before income tax expense		310,456	417,650
Income tax expense (Note 11)		83,120	85,705
Net income	[3]	227,336	331,945
Less: Net income attributable to noncontrolling interests		14,352	46,675
Net income attributable to MHFG shareholders		¥ 212,984	¥ 285,270
Earnings per common share (Note 10):
Basic net income per common share		¥ 8.40	¥ 11.25
Diluted net income per common share		8.40	11.25
Dividends per common share		¥ 3.75	¥ 3.75

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	The amounts that have been reclassified out of Accumulated other comprehensive income, net of tax into net income are presented in Note 8 “Accumulated other comprehensive income, net of tax”.